Commitments	12 Months Ended
Jun. 30, 2024
Commitments [Abstract]
Commitments

29. Commitments

Sales agreements for future delivery

BrasilAgro and its subsidiaries have sales agreements for future delivery with some clients, as shown below:

2023/24 Crop
Crop	Delivery date	Quantity	Agreements	Unit	Currency	Price/pernut
Soybean	Apr24-Oct24	297,668	6	bags	R$	126.09
Soybean	Apr24-Oct24	416,667	6	bags	US$	22.32
Soybean	Apr24-Oct24	83,333	3	Bags	**	**
Cotton lint	Jul24-Dec24	3,871	5	ton	US$	1,915.05
Cotton lint	Jul24-Dec24	2,000	4	Ton	**	**
Corn	May24-Dec24	7,215,000	4	Bags	R$	51.54
Corn	May24-Dec24	1,233,333	1	Bags	US$	7.40
Sugarcane	Apr24-Dec24	1,031,461	1	Ton	*	*

2024/25 Crop
Soybean	Jan25-Feb25	166,667	2	Bags	**	11
Cotton lint	Aug25-Oct25	3,703	2	Ton	**	**